Employee Benefits - Significant Actuarial Assumptions Used to Determine Present Value (Details)	Mar. 31, 2025	Mar. 31, 2024
Japan
Disclosure of defined benefit plans [line items]
Discount rate	2.40%	1.70%
Future salary increases	0.00%	0.00%
Foreign
Disclosure of defined benefit plans [line items]
Discount rate	2.50%	3.00%
Future salary increases	3.00%	3.10%